Annual Fund Operating Expenses	Oct. 01, 2020
AllianzIM U.S. Large Cap Buffer10 Oct ETF | AllianzIM U.S. Large Cap Buffer10 Oct ETF
Entity Listings [Line Items]
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.74%
AllianzIM U.S. Large Cap Buffer20 Oct ETF | AllianzIM U.S. Large Cap Buffer20 Oct ETF
Entity Listings [Line Items]
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.74%

[1]	Other expenses are estimated for the current fiscal year.
[2]	Other expenses are estimated for the current fiscal year.